STOCK OPTIONS AND WARRANTS - Transactions involving warrants (Detail Textuals) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended				12 Months Ended						0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended						1 Months Ended			12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	May 31, 2013	Apr. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Apr. 25, 2013 Crede	May 07, 2013 Warrants	Nov. 07, 2012 Warrants	Jan. 25, 2012 Warrants	Aug. 12, 2011 Warrants	Oct. 31, 2011 Warrants	Jul. 31, 2011 Warrants	Jan. 31, 2011 Warrants	Nov. 30, 2010 Warrants	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	Oct. 01, 2012 Warrants	Oct. 01, 2011 Warrants	Sep. 30, 2011 Warrants	Sep. 30, 2010 Warrants	Aug. 12, 2011 Warrants Maximum	Nov. 29, 2012 Warrants Maximum	Nov. 30, 2010 Warrants Maximum	Aug. 12, 2011 Warrants Minimum	Nov. 29, 2012 Warrants Minimum	Nov. 30, 2010 Warrants Minimum	Apr. 25, 2013 Warrants Initial Purchase Agreement	Nov. 28, 2012 Warrants Initial Purchase Agreement	Nov. 29, 2012 Warrants Initial Purchase Agreement	Nov. 29, 2013 Warrants Initial Purchase Agreement	Jul. 19, 2013 Warrants Second Purchase Agreement	Apr. 25, 2013 Series A Warrants Crede	Apr. 25, 2013 Series B Warrants Crede	Sep. 30, 2013 Series B Warrants Second Purchase Agreement	Jan. 22, 2013 Series C Warrants Initial Purchase Agreement Crede	Aug. 14, 2013 Series C Warrants Second Purchase Agreement Crede	Oct. 31, 2011 Warrants issued on October 31, 2011	Sep. 30, 2012 Warrants issued on October 31, 2011	Jan. 25, 2012 Warrants issued on January 25, 2012	Sep. 30, 2012 Warrants issued on January 25, 2012
Class of Warrant or Right [Line Items]
Number of warrants issued for services								1,667	100,000																													75,000		1,000,000
Term of warrants (in years)								3 Years	3 Years																					One to five years		One to five years						3 Years		3 Years
Exercise price of warrants								12.84	10.74	4.26		4.20	2.85	3.32										1.97			1.85			13.39		14.59						0.07		0.071
Method used for determining fair value of warrants								Black Scholes Option Pricing Model	Black Scholes Option Pricing Model																			Binomial Lattice model	Binomial Lattice model			Binomial Lattice model			Binomial Lattice model				Black Scholes Option Pricing Model		Black Scholes Option Pricing Model
Fair value assumptions, dividend yield								0.00%	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%													0.00%	0.00%			0.00%			0.00%				0.00%		0.00%
Fair value assumptions, volatility rate								119.72%	129.56%	147.53%	162.03%	157.69%		170.33%										169.21%			169.06%	125.97%	146.32%			130.09%			121.71%				157.69%		147.53%
Fair value assumptions, risk free rate								0.35%	0.36%	0.81%		0.41%		2.69%								0.32%		2.20%	0.01%		2.16%	0.71%	0.64%			1.31%			1.39%				0.41%		0.81%
Number of warrants exercised during period				311,586												1,003,948	83,994																179,211	492,831							5,039,633
Fair value of the warrants								$ 15,018	$ 13,238	$ 56,875		$ 1,363																$ 7,326,553	$ 1,181,324			$ 1,280,532			$ 2,643,449				$ 1,363		$ 56,875
Expected terms										3 years		3 years	7 years	7 years	7 years													4 years 6 months 15 days	5 years			5 years			4 years 9 months 18 days
Number of warrants outstanding				942,648		983,888										983,889	764,011	764,011	970,088	58,205,280	1,153,466									1,120,072	67,204,300
Number of years for exercisable of warrants																							5 years			1 year
Shares issued							520,951																									1,114,082
Common stock issued in connection with the exercise of warrants			25,000
Exercise price of warrants			$ 6.00
Proceeds from exercise of warrants			150,000		150,000	151,500
Common stock issued in connection with the cashless exercise	40,316	188,090				77,325
Number of stock in connection with the cashless exercise of options (in shares)	49,599	257,306				99,233
Exercise price	$ 2.52	$ 3.78				$ 3.18
Payments for repurchase of warrants					50,000	60,000
Number of warrants repurchased																																				448,029	445,633
Repurchase price																																				$ 50,000	$ 10,000
Number of common stock issued in settlement of warrants exercised																																									5,012,160